Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

Note 9 — Commitments and Contingencies

Legal Contingencies

We are party to various claims, legal actions, and complaints arising in the ordinary course of business. In the opinion of our management, the ultimate resolution of these claims, legal actions, and complaints, after consideration of amounts accrued, insurance coverage, and other arrangements, will not have a material adverse effect on our consolidated financial position, results of operations or cash flows. However, the outcome of such matters is inherently uncertain, and estimates of our liabilities may change materially as circumstances develop.

Customer Dispute

A customer of our crude oil logistics segment disputed the transportation rate schedule we used to bill the customer for services that we provided from November 2012 through February 2013, which was the same rate schedule that Pecos Gathering & Marketing, L.L.C. and certain of its affiliated companies (collectively, “Pecos”), used to bill the customer from April 2011 through October 2012 (prior to our November 1, 2012 acquisition of Pecos). The customer disputed a portion of the amount we charged for services we provided from November 2012 through February 2013. In May 2013, we filed a petition in the District Court of Harris County, Texas seeking to collect these unpaid fees from the customer. Later in May 2013, the customer filed an answer and counterclaim seeking to recover certain amounts that it paid to Pecos prior to our acquisition of Pecos.

During August 2013, the customer notified us that it intended to withhold payment due for services performed by us during the period from June 2013 through August 2013, pending resolution of the dispute, although the customer did not dispute the validity of the amounts billed for services performed during this time frame. Upon receiving this notification, we ceased providing services under this contract, and on November 5, 2013, we filed a petition in the District Court of Harris County, Texas seeking to collect these unpaid fees from the customer.

During September 2014, we reached an agreement with the former customer whereby the former customer agreed to pay us an agreed-upon amount to dismiss its claims against us, in return for which we agreed to dismiss our other claims against the former customer. We did not record a gain or loss upon settlement, as the amount we received approximated the amount we had recorded as receivable from the customer.

Environmental Matters

Our operations are subject to extensive federal, state, and local environmental laws and regulations. Although we believe our operations are in substantial compliance with applicable environmental laws and regulations, risks of additional costs and liabilities are inherent in our business, and there can be no assurance that significant costs will not be incurred. Moreover, it is possible that other developments, such as increasingly stringent environmental laws, regulations and enforcement policies thereunder, and claims for damages to property or persons resulting from the operations, could result in substantial costs. Accordingly, we have adopted policies, practices, and procedures in the areas of pollution control, product safety, occupational health, and the handling, storage, use, and disposal of hazardous materials designed to prevent material environmental or other damage, and to limit the financial liability that could result from such events. However, some risk of environmental or other damage is inherent in our business.

Asset Retirement Obligations

We have recorded a liability of $2.7 million at September 30, 2014 for asset retirement obligations. This liability is related to wastewater disposal facilities and crude oil facilities for which we have contractual and regulatory obligations to perform remediation and, in some instances, dismantlement and removal activities when the assets are retired.

In addition to the obligations described above, we may be obligated to remove facilities or perform other remediation upon retirement of certain other assets. We do not believe the present value of these asset retirement obligations, under current laws and regulations, after taking into consideration the estimated lives of our facilities, is material to our consolidated financial position or results of operations.

Operating Leases

We have executed various noncancelable operating lease agreements for product storage, office space, vehicles, real estate, railcars, and equipment. Future minimum lease payments under these agreements at September 30, 2014 are as follows (in thousands):

Year Ending March 31,
2015 (six months)	$71,007
2016	106,384
2017	88,666
2018	74,265
2019	49,907
Thereafter	117,125
Total	$507,354

Rental expense relating to operating leases was $29.3 million and $23.6 million during the three months ended September 30, 2014 and 2013, respectively, and $54.6 million and $45.5 million during the six months ended September 30, 2014 and 2013, respectively.

Pipeline Capacity Agreements

We have executed noncancelable agreements with crude and refined products pipeline operators, which guarantee us minimum monthly shipping capacity on the pipelines. In exchange, we are obligated to pay the minimum shipping fees in the event actual shipments are less than our allotted capacity. Future minimum throughput payments under these agreements at September 30, 2014 are as follows (in thousands):

Year Ending March 31,
2015 (six months)	$41,822
2016	95,050
2017	82,916
2018	62,565
2019	51,278
Thereafter	107,537
Total	$441,168

Sales and Purchase Contracts

We have entered into sales and purchase contracts for products to be delivered in future periods for which we expect the parties to physically settle the contracts with inventory. At September 30, 2014, we had the following such commitments outstanding:

	Volume	Value
	(in thousands)
Natural gas liquids fixed-price purchase commitments (gallons)	88,574	$102,000
Natural gas liquids index-price purchase commitments (gallons)	528,459	601,719
Natural gas liquids fixed-price sale commitments (gallons)	278,391	351,137
Natural gas liquids index-price sale commitments (gallons)	370,639	512,900
Crude oil index-price purchase commitments (barrels)	4,437	383,153
Crude oil fixed-price sale commitments (barrels)	32	2,867
Crude oil index-price sale commitments (barrels)	3,920	337,528

We account for the contracts shown in the table above as normal purchases and normal sales. Under this accounting policy election, we do not record the contracts at fair value at each balance sheet date; instead, we record the purchase or sale at the contracted value once the delivery occurs. Contracts in the table above may have offsetting derivative contracts (described in Note 11) or inventory positions (described in Note 2).

Certain other forward purchase and sale contracts do not qualify for the normal purchase and normal sale election. These contracts are recorded at fair value on our condensed consolidated balance sheet and are not included in the table above. These contracts are included in the derivative disclosures in Note 11, and represent $44.4 million of our prepaid expenses and other current assets and $36.3 million of our accrued expenses and other payables at September 30, 2014.

Note 10 — Commitments and Contingencies

Legal Contingencies

We are party to various claims, legal actions, and complaints arising in the ordinary course of business. In the opinion of our management, the ultimate resolution of these claims, legal actions, and complaints, after consideration of amounts accrued, insurance coverage, and other arrangements, will not have a material adverse effect on our consolidated financial position, results of operations or cash flows. However, the outcome of such matters is inherently uncertain, and estimates of our liabilities may change materially as circumstances develop.

Customer Dispute

A customer of our crude oil logistics segment has disputed the transportation rate schedule we used to bill the customer for services that we provided from November 2012 through February 2013, which was the same rate schedule that Pecos used to bill the customer from April 2011 through October 2012 (prior to our acquisition of Pecos). The customer has not paid $1.7 million of the amount we charged for services we provided from November 2012 through February 2013. In May 2013, we filed a petition in the District Court of Harris County, Texas seeking to collect these unpaid fees from the customer. Later in May 2013, the customer filed an answer and counterclaim seeking to recover $5.5 million that it paid to Pecos prior to our acquisition of Pecos. We have not recorded revenue for the $1.7 million of unpaid fees charged from November 2012 through February 2013, pending resolution of the dispute.

During August 2013, the customer notified us that it intended to withhold payment of $3.3 million for services performed by us during the period from June 2013 through August 2013, pending resolution of the dispute, although the customer has not disputed the validity of the amounts billed for services performed during this time frame. Upon receiving this notification, we ceased providing services under this contract, and on November 5, 2013, we filed a petition in the District Court of Harris County, Texas seeking to collect these unpaid fees from the customer. We are not able to reliably predict the outcome of this dispute at this time, but we do not believe the outcome will have a material adverse effect on our consolidated financial position or results of operations.

Canadian Fuel and Sales Taxes

The taxing authority of a province in Canada completed an audit of fuel and sales tax payments and alleged that an entity we acquired should have collected from customers and remitted to the taxing authority fuel and sales taxes on certain historical sales. We recorded in the acquisition accounting a liability of $0.8 million (net of receivables for expected recoveries from other parties). We now believe this matter is resolved, and we removed the liability from our consolidated balance sheet and recorded a corresponding reduction to cost of sales during the year ended March 31, 2014.

Environmental Matters

Our operations are subject to extensive federal, state, and local environmental laws and regulations. Although we believe our operations are in substantial compliance with applicable environmental laws and regulations, risks of additional costs and liabilities are inherent in our business, and there can be no assurance that significant costs will not be incurred. Moreover, it is possible that other developments, such as increasingly stringent environmental laws, regulations and enforcement policies thereunder, and claims for damages to property or persons resulting from the operations, could result in substantial costs. Accordingly, we have adopted policies, practices, and procedures in the areas of pollution control, product safety, occupational health, and the handling, storage, use, and disposal of hazardous materials designed to prevent material environmental or other damage, and to limit the financial liability that could result from such events. However, some risk of environmental or other damage is inherent in our business.

Asset Retirement Obligations

We have recorded a liability of $2.3 million at March 31, 2014 for asset retirement obligations. This liability is related to wastewater disposal facilities and crude oil facilities for which we have contractual and regulatory obligations to perform remediation and, in some instances, dismantlement and removal activities when the assets are retired.

In addition to the obligations described above, we may be obligated to remove facilities or perform other remediation upon retirement of certain other assets. However, we do not believe the present value of these asset retirement obligations, under current laws and regulations, after taking into consideration the estimated lives of our facilities, is material to our consolidated financial position or results of operations.

Operating Leases

We have executed various noncancelable operating lease agreements for product storage, office space, vehicles, real estate, and equipment. Future minimum lease payments under contractual commitments at March 31, 2014 are as follows (in thousands):

Year Ending March 31,
2015	$133,170
2016	93,454
2017	64,209
2018	49,802
2019	29,213
Thereafter	58,182
Total	$428,030

Rental expense relating to operating leases was $98.3 million, $84.2 million, and $5.2 million during the years ended March 31, 2014, 2013, and 2012, respectively.

Sales and Purchase Contracts

We have entered into sales and purchase contracts for products to be delivered in future periods for which we expect the parties to physically settle the contracts with inventory. At March 31, 2014, we had the following such commitments outstanding:

	Volume	Value
	(in thousands)
Natural gas liquids fixed-price purchase commitments (gallons)	31,111	$39,117
Natural gas liquids floating-price purchase commitments (gallons)	522,947	618,293
Natural gas liquids fixed-price sale commitments (gallons)	63,944	77,682
Natural gas liquids floating-price sale commitments (gallons)	272,495	395,095
Crude oil fixed-price purchase commitments (barrels)	4,016	364,557
Crude oil fixed-price sale commitments (barrels)	3,574	324,765

We account for the contracts shown in the table above as normal purchases and normal sales. Under this accounting policy election, we do not record the contracts at fair value at each balance sheet date; instead, we record the purchase or sale at the contracted value once the delivery occurs. Contracts in the table above may have offsetting derivative contracts (described in Note 12) or inventory positions (described in Note 2).

Certain other forward purchase and sale contracts do not qualify for the normal purchase and normal sale election. These contracts are recorded at fair value on our consolidated balance sheet and are not included in the data in the table above. These contracts are included in the derivative disclosures in Note 12, and represent $43.5 million of our prepaid expenses and other current assets and $34.6 million of our accrued expenses and other payables at March 31, 2014.